Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

18.  Segment Information

        The Company has two reportable operating segments: Risk Solutions and HR Solutions. Unallocated income and expenses, when combined with the operating segments and after the elimination of intersegment revenues and expenses, total to the amounts in the Consolidated Financial Statements.

        Reportable operating segments have been determined using a management approach, which is consistent with the basis and manner in which Aon's chief operating decision maker ("CODM") uses financial information for the purposes of allocating resources and assessing performance. The CODM assesses performance based on operating segment operating income and generally accounts for intersegment revenue as if the revenue were from third parties and at what management believes are current market prices. The Company does not present net assets by segment as this information is not reviewed by the CODM.

        Risk Solutions acts as an advisor and insurance and reinsurance broker, helping clients manage their risks, via consultation, as well as negotiation and placement of insurance risk with insurance carriers through Aon's global distribution network.

        HR Solutions partners with organizations to solve their most complex benefits, talent and related financial challenges, and improve business performance by designing, implementing, communicating and administering a wide range of human capital, retirement, investment management, health care, compensation and talent management strategies.

        Aon's total revenue is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$6,817	$6,423	$6,305
HR Solutions	4,501	2,111	1,267
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

        Commissions, fees and other revenues by product are as follows (in millions):

Years ended December 31	2011	2010	2009

Retail brokerage	$5,303	$4,925	$4,747
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	6,766	6,369	6,232
Consulting services	2,251	1,387	1,075
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	4,500	2,110	1,266
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenues	$11,235	$8,457	$7,521

        Fiduciary investment income by segment is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$51	$54	$73
HR Solutions	1	1	1

Total fiduciary investment income	$52	$55	$74

        A reconciliation of segment operating income before tax to income from continuing operations before income taxes is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$1,314	$1,194	$900
HR Solutions	448	234	203

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949

        Unallocated revenue consists primarily of revenue from the Company's ownership in investments.

        Unallocated expenses include administrative or other costs not attributable to the operating segments, such as corporate governance costs and the costs associated with corporate investments. Interest income represents income earned primarily on operating cash balances and miscellaneous income producing securities. Interest expense represents the cost of worldwide debt obligations.

        Other income primarily consists of equity earnings and realized gains (losses) on the sale of investments, disposal of businesses and extinguishment of debt.

        Revenues are generally attributed to geographic areas based on the location of the resources producing the revenues. Intercompany revenues and expenses are eliminated in consolidated results.

        Consolidated revenue by geographic area is as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$11,287	$5,134	$1,176	$1,519	$2,377	$1,081
2010	8,512	3,400	978	1,322	2,035	777
2009	7,595	2,789	905	1,289	1,965	647

        Consolidated non-current assets by geographic area are as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$13,789	$8,617	$574	$1,589	$2,448	$561
2010	14,158	9,135	503	1,532	2,426	562

        Effective January 1, 2012, the Company moved the global Aon Hewitt Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment. The move will allow the business to benefit from a broader global distribution channel and to promote the Company's deep health and benefits capabilities in data and analytics with clients and insurance carriers. In addition to the disclosures required for the reportable segments as they existed at December 31, 2011, the Company has included the following disclosures reflecting the move of this business from HR Solutions to Risk Solutions below for all periods presented. Segment disclosures by geographic area are not impacted by this move.

        Aon's total revenue reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$7,537	$6,989	$6,835
HR Solutions	3,781	1,545	737
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

        Aon's total commissions, fees and other revenues by product reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Retail brokerage	$6,022	$5,491	$5,277
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	7,485	6,935	6,762
Consulting services	1,532	821	545
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	3,781	1,544	736
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenue	$11,235	$8,457	$7,521

        Aon's fiduciary investment income by segment reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$52	$54	$73
HR Solutions	—	1	1

Total fiduciary investment income	$52	$55	$74

        A reconciliation of segment operating income before tax to income from continuing operations before income taxes reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$1,414	$1,307	$1,003
HR Solutions	348	121	100

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949